Notes to the interim condensed consolidated statement of financial position - Investments accounted for using the equity method (Details) € / shares in Units, € in Thousands			6 Months Ended		12 Months Ended
	Sep. 26, 2023 ¥ / shares shares	Sep. 26, 2023 € / shares shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024
Investments accounted for using the equity method
Capital increase | €			€ 57,370	€ 6
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %			15.00%	15.00%	15.00%
Catalys Option Agreement | Hepalys Pharma, Inc
Investments accounted for using the equity method
Option to acquire shares in company, percentage	30.00%	30.00%
Number of shares acquired in associate | shares	1,500,000	1,500,000
Purchase of interests in investments accounted for using equity method, price per share | (per share)	¥ 300	€ 1.9